Tax assets (Tables)	12 Months Ended
Dec. 31, 2022
Tax assets
Tax assets

	Consolidated
	December 31,	December 31,
	2022	2021

Prepaid Income tax and social contribution (IR/CS)	9,242	4,895
	9,242	4,895

Current	6,388	4,895
Non-current	2,854	—
	9,242	4,895

	Consolidated
	December 31,	December 31,
	2022	2021
Recoverable INSS (Social security tax) withheld	3,552	2,545
Recoverable PIS (Tax on sales)	230	65
Recoverable COFINS (Tax on sales)	1,062	299
Recoverable ICMS (State VAT)	214	95
IRRF (Withholding income tax) to offset	23,958	9,691
Other taxes recoverable	1,116	613
	30,132	13,308

Current	29,740	13,308
Non-current	392	—
	30,132	13,308